Portfolio of Investments
Wanger International, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 94.6%
Issuer	Shares	Value ($)
Australia 4.1%
Bapcor Ltd.	425,000	2,089,946
carsales.com Ltd.	567,748	8,505,152
National Storage REIT	3,157,343	4,126,721
Technology One Ltd.	492,512	2,821,530
Total		17,543,349
Austria 0.4%
S&T AG(a)	78,000	1,631,890
Brazil 0.9%
TOTVS SA	829,400	3,986,094
Cambodia 1.0%
NagaCorp Ltd.	3,588,000	4,288,175
Canada 3.6%
CCL Industries, Inc.	116,599	4,495,657
Osisko Gold Royalties Ltd.	435,513	5,151,387
Parex Resources, Inc.(a)	171,590	1,807,974
Winpak Ltd.	114,182	3,897,392
Total		15,352,410
China 1.6%
51job, Inc., ADR(a)	36,500	2,846,635
A-Living Services Co., Ltd.	738,000	3,775,756
Total		6,622,391
Denmark 1.9%
ALK-Abello AS(a)	587	193,005
SimCorp AS	58,767	7,709,304
Total		7,902,309
France 0.9%
Robertet SA	3,248	3,701,490
Germany 5.2%
Deutsche Beteiligungs AG	55,596	2,020,689
Eckert & Ziegler Strahlen- und Medizintechnik AG	66,336	3,394,128
Hypoport SE(a)	12,694	7,951,670
Nemetschek SE	73,800	5,394,136
Washtec AG(a)	73,746	3,197,972
Total		21,958,595
Common Stocks (continued)
Issuer	Shares	Value ($)
Greece 0.5%
JUMBO SA	114,000	1,995,943
Hong Kong 1.2%
Vitasoy International Holdings Ltd.	1,322,000	5,155,113
India 0.6%
Zee Entertainment Enterprises Ltd.	956,632	2,719,266
Ireland 1.6%
UDG Healthcare PLC	694,442	6,907,604
Italy 4.7%
Amplifon SpA(a)	114,210	4,084,195
Carel Industries SpA	233,487	4,934,876
GVS SpA(a)	330,570	4,457,132
Industria Macchine Automatiche SpA(a)	80,914	6,384,590
Total		19,860,793
Japan 19.5%
Aica Kogyo Co., Ltd.	124,400	4,434,645
Aruhi Corp.(b)	346,800	6,132,991
Azbil Corp.	139,128	5,213,121
Daiseki Co., Ltd.	153,600	3,843,714
Daiwa Securities Living Investments Corp.	2,961	3,059,773
Elecom Co., Ltd.	57,000	2,801,845
Fuso Chemical Co., Ltd.	154,800	5,483,808
Glory Ltd.	132,100	2,961,901
Invesco Office J-REIT, Inc.	17,185	2,380,663
Koei Tecmo Holdings Co., Ltd.	45,800	2,209,593
Lasertec Corp.	51,000	4,192,144
Mandom Corp.	201,500	3,389,793
Milbon Co., Ltd.	11,400	605,021
Nihon M&A Center, Inc.	63,000	3,604,192
Nihon Unisys Ltd.	162,200	5,117,446
NSD Co., Ltd.	191,500	3,761,350
Seiren Co., Ltd.	371,800	5,476,261
Seria Co., Ltd.	133,900	5,713,761
Solasto Corp.	520,600	6,823,378
Valqua Ltd.	305,200	5,512,600
Total		82,718,000
Wanger International | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Wanger International, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Malta 0.9%
Kindred Group PLC	508,841	3,684,232
Mexico 0.4%
Corporación Inmobiliaria Vesta SAB de CV	1,291,600	1,940,481
Netherlands 3.2%
Argenx SE, ADR(a)	15,438	4,052,784
BE Semiconductor Industries NV	57,700	2,473,705
IMCD NV	58,505	6,958,281
Total		13,484,770
New Zealand 0.8%
Restaurant Brands New Zealand Ltd.(a)	461,198	3,638,016
Russian Federation 0.7%
TCS Group Holding PLC, GDR	117,689	3,104,073
Singapore 1.7%
Mapletree Commercial Trust	3,638,207	5,226,545
Mapletree Logistics Trust	1,415,700	2,132,422
Total		7,358,967
South Korea 3.6%
Koh Young Technology, Inc.	104,346	7,984,133
Korea Investment Holdings Co., Ltd.	119,096	7,360,653
Total		15,344,786
Spain 2.2%
Befesa SA	96,442	3,869,210
Vidrala SA	48,825	5,323,772
Total		9,192,982
Sweden 10.3%
AddTech AB, B Shares	740,604	9,702,390
Dometic Group AB(a)	366,069	4,519,691
Dustin Group AB	436,170	2,740,743
Munters Group AB(a)	897,217	7,012,756
Sectra AB, Class B(a)	117,693	7,787,864
Sweco AB, Class B	127,266	7,049,922
Trelleborg AB, Class B(a)	279,979	4,944,169
Total		43,757,535
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 4.5%
Belimo Holding AG, Registered Shares	944	7,127,221
Gurit Holding AG	1,375	2,927,830
Inficon Holding AG	6,623	5,488,462
Kardex Energy AG	20,503	3,811,368
Total		19,354,881
Taiwan 5.5%
Grape King Bio Ltd.	425,000	2,488,199
Parade Technologies Ltd.	109,000	3,985,047
Silergy Corp.	107,000	6,343,699
Sinbon Electronics Co., Ltd.	636,000	3,959,454
Voltronic Power Technology Corp.	194,495	6,606,747
Total		23,383,146
Thailand 0.7%
Muangthai Capital PCL, Foreign Registered Shares	1,873,800	2,935,688
United Kingdom 11.2%
Abcam PLC	232,750	3,676,024
Auto Trader Group PLC	747,150	5,424,610
Dechra Pharmaceuticals PLC	181,970	7,566,278
Diploma PLC	195,940	5,555,760
Genus PLC	102,950	5,105,453
Intermediate Capital Group PLC	261,234	4,017,743
Rightmove PLC	886,448	7,166,371
RWS Holdings PLC	515,000	3,749,006
Safestore Holdings PLC	369,475	3,710,675
Vivo Energy PLC(a)	1,896,486	1,835,347
Total		47,807,267
United States 1.2%
Inter Parfums, Inc.	131,604	4,915,409
Total Common Stocks (Cost $296,092,975)		402,245,655

Securities Lending Collateral 0.5%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.025%(c),(d)	2,020,872	2,020,872
Total Securities Lending Collateral (Cost $2,020,872)		2,020,872

2	Wanger International | Quarterly Report 2020

Portfolio of Investments   (continued)
Wanger International, September 30, 2020 (Unaudited)
Money Market Funds 5.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(c),(e)	22,100,379	22,098,168
Total Money Market Funds (Cost $22,097,945)		22,098,168
Total Investments in Securities (Cost $320,211,792)		426,364,695
Obligation to Return Collateral for Securities Loaned		(2,020,872)
Other Assets & Liabilities, Net		610,209
Net Assets		$424,954,032
At September 30, 2020, securities and/or cash totaling $2,023,400 were pledged as collateral.
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	89	12/2020	USD	8,246,740	11,846	—
MSCI Emerging Markets Index	234	12/2020	USD	12,735,450	—	(139,780)
Total					11,846	(139,780)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at September 30, 2020. The total market value of securities on loan at September 30, 2020 was $1,924,627.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	10,893,073	105,372,123	(94,167,251)	223	22,098,168	(1,762)	73,045	22,100,379
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Wanger International | Quarterly Report 2020	3